Cash Equivalents and Short-Term Investments	12 Months Ended
Dec. 31, 2019
SoundHound, Inc. [Member]
Cash Equivalents and Short-Term Investments [Line Items]
CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

4.      CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

As of December 31, 2019, cash equivalents and short-term investments consisted of the following (in thousands):

	Amortized Cost	Unrealized Loss	Fair Value
Cash equivalents:
Money market mutual funds	$16,408	$—	$16,408
Certificates of deposit	230	—	230
Commercial paper	1,000	—	1,000
Total cash equivalents	17,638	—	17,638
Short-term investments:
Commercial paper	5,157	(2)	5,155
Corporate bonds	8,434	(4)	8,430
Total short-term investments	13,591	(6)	13,585

Total cash equivalents and short-term investments	$31,229	$(6)	$31,223

As of December 31, 2019, the amortized cost and fair value of the Company’s short-term investments, based on their stated maturities, are all due within one year.